Drilling rigs (Details) - Drilling units - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 4,139.8	$ 4,128.2
Accumulated depreciation	(1,814.3)	(1,599.4)
Net book value	2,325.5	2,528.8
Depreciation and amortization expense	$ 215.7	$ 221.3	$ 221.9